Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document And Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	READING INTERNATIONAL, INC.
Entity Central Index Key	0000716634
Amendment Flag	false